Janus Overseas Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Overseas Fund
INVESTMENT OBJECTIVE
Janus Overseas Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.44%	0.44%	0.44%	0.44%	0.44%		0.44%	0.44%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.30%	0.31%	0.32%	0.19%	0.05%	[1]	0.31%	0.32%
Total Annual Fund Operating Expenses	0.99%	1.75%	1.01%	0.63%	0.49%		1.25%	0.76%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Overseas Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	278	551	949	2,062
Class S	Class S Shares	103	322	558	1,236
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	50	157	274	616
Class R	Class R shares	127	397	686	1,511
Class T	Class T Shares	78	243	422	942

If Shares are not redeemed:
Expense Example, No Redemption Janus Overseas Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	178	551	949	2,062
Class S	Class S Shares	103	322	558	1,236
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	50	157	274	616
Class R	Class R shares	127	397	686	1,511
Class T	Class T Shares	78	243	422	942

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 34.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 36.78% Worst Quarter: Fourth Quarter 2008 −27.94%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		12.42%	(5.37%)	11.85%	9.97%	May 02, 1994
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		11.50%	(5.87%)	11.33%	9.33%	May 02, 1994
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.40%	(4.56%)	10.63%	8.90%	May 02, 1994
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	5.64%	(6.63%)	11.05%	9.51%	May 02, 1994
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	10.14%	(6.27%)	10.90%	9.13%	May 02, 1994
Class S Return Before Taxes	Class S Shares	Return Before Taxes		12.09%	(5.64%)	11.54%	9.70%	May 02, 1994
Class I Return Before Taxes	Class I Shares	Return Before Taxes		12.53%	(5.37%)	11.85%	9.97%	May 02, 1994
Class N Return Before Taxes	Class N Shares	Return Before Taxes		12.42%	(5.37%)	11.85%	9.97%	May 02, 1994
Class R Return Before Taxes	Class R shares	Return Before Taxes		11.84%	(5.89%)	11.27%	9.46%	May 02, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)		16.83%	(2.89%)	9.74%		May 02, 1994
Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)		17.32%	(3.69%)	8.21%	4.51%	May 02, 1994
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.